Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000025443
Account Value [Line Items]
Line Graph and Table Measure Name		Longleaf Partners Fund
Accumulated Value	$ 10,000		$ 12,235	$ 13,178	$ 11,668	$ 10,354	$ 16,817	$ 14,144	$ 15,174	$ 16,068	$ 17,491	$ 17,880
C000117771
Account Value [Line Items]
Line Graph and Table Measure Name		Longleaf Partners Global Fund
Accumulated Value	10,000		14,289	15,058	14,288	12,879	18,103	13,734	15,363	16,380	18,957	20,725
C000025444
Account Value [Line Items]
Line Graph and Table Measure Name		Longleaf Partners Small-Cap Fund
Accumulated Value	10,000		11,478	12,840	12,177	9,669	15,812	13,120	13,472	15,322	17,122	16,763
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		12,460	14,649	14,164	13,226	21,429	16,029	18,002	19,812	21,334	30,034
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		11,553	12,335	13,379	12,197	17,525	16,330	18,214	20,592	23,414	29,757
FTSE Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Developed Index
Accumulated Value	10,000		11,870	13,179	13,933	14,326	19,949	16,981	20,085	24,061	28,009	34,655
MSCI World Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index
Accumulated Value	10,000		11,868	12,528	13,059	11,581	15,971	14,912	16,500	18,793	21,788	26,328
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		12,486	14,121	13,241	10,927	18,934	15,851	16,803	18,634	19,666	28,123
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,851	$ 13,602	$ 14,824	$ 15,792	$ 22,767	$ 19,610	$ 23,327	$ 28,721	$ 33,114	$ 40,667